Shareholder Report, Average Annual Return (Details)	6 Months Ended	12 Months Ended	60 Months Ended	86 Months Ended	120 Months Ended
	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024
C000030134
Average Annual Return [Line Items]
Line Graph and Table Measure Name	AB Corporate Income Shares
C000192686
Average Annual Return [Line Items]
Line Graph and Table Measure Name	AB Impact Municipal Income Shares
C000090717
Average Annual Return [Line Items]
Line Graph and Table Measure Name	AB Municipal Income Shares
C000091758
Average Annual Return [Line Items]
Line Graph and Table Measure Name	AB Taxable Multi-Sector Income Shares
Without Sales Load [Member] | C000030134
Average Annual Return [Line Items]
Average Annual Return, Percent	6.26%	15.08%	1.19%		2.95%
Without Sales Load [Member] | C000192686
Average Annual Return [Line Items]
Average Annual Return, Percent	4.84%	16.24%	1.75%	2.95%
Without Sales Load [Member] | C000090717
Average Annual Return [Line Items]
Average Annual Return, Percent	5.78%	17.27%	2.59%		4.24%
Without Sales Load [Member] | C000091758
Average Annual Return [Line Items]
Average Annual Return, Percent	3.95%	7.23%	2.23%		2.20%
Alliance Bernstein Index:Bloomberg US Corporate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Corporate Bond Index
Average Annual Return, Percent	5.87%	13.63%	0.54%		2.57%
AllianceBernstein Index: Bloomberg Municipal Bond
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	2.46%	9.70%	1.05%	1.89%
AllianceBernstein Index: Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	2.46%	9.70%	1.05%		2.30%
AllianceBernstein Index: Bloomberge US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	5.31%	10.55%	(0.23%)		1.49%
Alliance Bernstein Index: Bloomberg US Aggregate ex Government Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate ex Government Bond Index
Average Annual Return, Percent	5.75%	12.20%	0.02%		1.78%